Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

At December 31,	2019	2020
	(’000)	(’000)
At cost:
Land	$339	$363
Buildings	24,978	26,740
Machinery and equipment	395	643
Leasehold improvements	5,944	6,456
Furniture and fixtures	245	272
Motor vehicles	274	278
Total	32,175	34,752
Less: accumulated depreciation	(6,247)	(8,335)
Construction in process	22	151
Net book value	$25,950	$26,568